Share-Based Compensation Plan - Additional Information (Detail) (USD $)	1 Months Ended					12 Months Ended
	May 14, 2010	Aug. 06, 2009	Mar. 16, 2009	Mar. 11, 2009	Mar. 06, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2006
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Share based compensation, extended exercise period of vested options						2 years
Share based compensation, modification expense related to extension of exercise period of vested options						$ 670,000
Total intrinsic value of exercisable share options						46,903,000
Total intrinsic value of the outstanding share options						46,903,000
Proceeds from exercise of options						16,091,000	24,593,000	7,121,000
2006 Employee Share Option Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Employee share incentive plan termination year									2016
Options granted during period	45,000	28,200			27,500
Exercise price of options granted	$ 32.54	$ 29.30			$ 18.34
Options subject to graded vesting, percentage of options vesting in year One	16.67%	20.00%			20.00%
Options subject to graded vesting, percentage of options vesting in year Two	16.67%	20.00%			20.00%
Options subject to graded vesting, percentage of options vesting in year three	16.67%	20.00%			20.00%
Options subject to graded vesting, percentage of options vesting in year Four		20.00%			20.00%
Options subject to graded vesting, percentage of options vesting in year Five					20.00%
Vesting period	3 years	4 years			5 years
Stock option first vesting period	These stock options are subject to graded vesting with approximately 16.67% of the options vesting twice a year over a three-year period, with its first vesting on July 1, 2010.	approximately 20% of the options vesting each year over a four-year period, with its first vesting on June 30, 2010.			These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a five-year period, with its first vesting on December 31, 2009.
Minimum exercise price of shares that are exchangeable under option exchange program, per share				$ 24.00
Increase in fair value of options granted as a result of options exchange			2,300,000
Share based compensation, aggregate number of outstanding vested options that have not been exercised						1,548,502
Total intrinsic values of share options exercised during the year						40,168,000	32,594,000	12,820,000
Total intrinsic value of exercisable share options						46,903,000	73,943,000	67,990,000
Total intrinsic value of the outstanding share options						46,903,000	74,266,000	70,191,000
Unrecognized compensation cost related to non-vested shares granted
Total stock options vested and expected to vest, shares						2,000,000
Stock options vested and expected to vest, weighted-average remaining contractual life						2 years 4 months 24 days
Stock options vested and expected to vest, weighted-average exercise price						$ 12.57
Stock options vested and expected to vest, aggregated intrinsic value						46,903,000
2006 Employee Share Option Plan | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of exercisable shares authorized under stock option plans									21,000,000
Restricted Stock
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Unrecognized compensation cost related to non-vested shares granted						17,743,000
Total fair value of shares vested during the year						$ 14,278,000	$ 9,563,000	$ 4,886,000
Weighted average period of recognition of unrecognized compensation cost						1 year 10 months 10 days